Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net consisted of the following:

		As of December 31, 2021
	Remaining Weighted Average Useful Life (in years)	Gross amount	Accumulated amortization	Net carrying amount
Software	1.0	$9,124	$(8,653)	$471
Capitalized software costs	1.0	7,366	(5,335)	2,031
Customer relationships	2.0	31,726	(22,740)	8,986
Trademarks/tradename	5.0	10,240	(5,134)	5,106

Total		$58,456	$(41,862)	$16,594

		As of December 31, 2020
	Remaining Weighted Average Useful Life (in years)	Gross amount	Accumulated amortization	Net carrying amount
Software	2.0	$9,124	$(8,138)	$986
Capitalized software costs	1.4	5,275	(3,334)	1,941
Customer relationships	3.0	31,726	(18,227)	13,499
Trademarks/tradename	6.0	10,243	(4,115)	6,128
Non-compete agreements	1.0	1,519	(1,223)	296

Total		$57,887	$(35,037)	$22,850

Summary of Amortization Expense
Amortization expense was included in the Company’s Consolidated Statements of Operations as follows:

	Year ended December 31,
	2021	2020
Platform operations	$2,001	$1,720
Sales and marketing	5,480	5,489
Technology and development	558	465
General and administrative	306	314

Total	$8,345	$7,988

Schedule of Future Amortization of Intangible Assets	The following is a schedule for the next five years of future amortization of intangible assets:

Year ended December 31,
2022	$7,533
2023	5,996
2024	1,021
2025	1,020
2026	1,016
Thereafter	8